Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Summary of significant accounting policies

2.Summary of significant accounting policies

a)Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is presented as non-controlling interest. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, to support its working capital requirements.

The Company had positive working capital as of December 31, 2017. The Company’s management believes that the current cash position as of December 31, 2017, the cash expected to be generated from operations and funds available from borrowings under the bank credit facilities will be sufficient to meet the Company’s working capital for at least the next 12 months from the date of issuance of the fiscal 2017 financial statements.

b)Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and advances to suppliers, valuation of inventories, derivative and other financial instruments, useful lives of long-lived assets, assumptions used to measure impairment of long-lived assets and equity method investment, determination of fair value of identifiable assets and liabilities acquired through business combination, accrual for warranty and other liabilities, provision for uncertain tax positions and deferred tax valuation allowances, loss contingency, provision for inventory purchase commitment and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

c)Fair value of financial instruments

The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

d)Cash, cash equivalents and restricted cash

The Company considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash as of December 31, 2016 and 2017 represents amounts held by banks, which are not available for the Company’s use, as collateral for issuance of letters of credit, letters of guarantee, bank acceptance notes as well as certain borrowings.

e)Investments

Investments in entities where the Company does not have a controlling financial interest, but have the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Investment in a joint venture or an affiliate is accounted for by the equity method of accounting as the Company has the ability to exercise significant influence but does not own a majority equity interest. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in equity gain for the investee in the Company’s Consolidated Statements of Operations and Comprehensive Income. Unrealized gains on transactions between the Company and the joint venture or affiliate are eliminated to the extent of the Company’s interest in the joint venture or affiliate, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in the joint venture or affiliate equals or exceeds its interest in the joint venture or affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the joint venture or affiliate.

f)Accounts receivable and allowance for doubtful accounts

Provisions are made against accounts receivable for estimated losses resulting from the inability of the Company’s customers to make payments. The Company periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision.

The Company assesses the credit line and credit term for each customer, taking into consideration the credit worthiness of such customer, the payment history of such customer and macro-economic conditions of the regional market. The Company signs the sales contract and executes the transaction with the customer after sufficient credit assessment. After the sales are made, the Company closely monitors the collectability of receivables on an on-going basis for any subsequent changes in the customers’ financial position and credit rating, and any relevant circumstances which may impact collectability of the receivables. The Company generally will not enter into further transactions with any customers with significant overdue balances.

g)Inventories

Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to cost of revenues to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. Certain factors could impact the realizable value of inventory, so the Company continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required that could negatively impact the Company’s gross margin and operating results. If actual market conditions are more favorable, the Company may have higher gross margin when products that have been previously written down are eventually sold.

The Company also assesses whether losses should be accrued on long-term inventory purchase commitments in accordance with ASC 330-10-35-17 to 18, which requires that losses that are expected to arise from those firm, non-cancellable, and unhedged commitments for the future purchase of inventory items, measured in the same way as inventory losses, should be recognized unless recoverable through firm sales contacts or when there are other circumstances that reasonably assure continuing sales without price decline.

Under the long-term supply contracts (“LTAs”) between the Company and certain suppliers, polysilicon and silicon wafer purchase would be made pursuant to the purchase prices and quantities set forth in the relevant LTAs. As a result of the significant declines in the market prices of polysilicon and silicon wafer due to the significant downturn in the solar industry in recent years, the purchase prices set forth in certain LTAs exceeded market prices.

At the end of each reporting period, the Company separately assesses the potential losses on those firm inventory purchases for each supplier. When making the assessment, the Company considers whether it is able to renegotiate with its suppliers and get positive outcome by taking into account various considerations, such as stated contract price, purchase price reduction, overall amendment to LTA to eliminate fixed price arrangement, its ability to obtain concessions (i.e., reduced purchase prices and/or additional quantities at no cost) so that the actual purchase prices are less than the stated contract prices or close to the market price at the time of purchase, historical outcome of the renegotiation with the same supplier, contract period, the minimum purchase quantity, tax costs involved in the import or export of raw materials and products, status of a particular LTA at the time of assessment, and other circumstances and uncertainties that may impact such assessment.

If it is determined that a loss provision calculation is necessary considering the status of a LTA and all facts and circumstances impacting the evaluation, the Company follows the guidance of ASC 330-10-35-17 and assesses whether there should be loss on the firm purchase commitments by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory. In assessing the potential loss provision, the Company uses the stated contract price and volume under the relevant LTA as the major assumptions. Loss provision will be provided if the net realizable value after considering estimated costs to convert those polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period.

There was no loss provision recorded related to these long-term contracts in the year ended December 31, 2015. Provisions of RMB 48,906 and RMB 16,436 were recognized in 2016 and 2017, respectively, and as of December 31, 2016 and 2017, the loss provision reserve was RMB 48,906 and RMB 54,215, respectively. (Refer to Note 7 Inventories).

h)Short-term and long-term advances to suppliers

The Company provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Company does not require collateral or other security against its advances to related or third party suppliers. The Company continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Company will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Company’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the twelve months are recorded in long-term advances to suppliers.

i)Prepaid land use rights

Land use rights which are accounted for as a separate lease component of the operating lease arrangements are carried at cost less accumulated amortization and impairment losses, if any. Amortization is provided on a straight-line basis over the lease period of 40 or 50 years.

j)Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Construction in progress primarily represents the construction of new production lines and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when an asset is ready for its intended use, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the Consolidated Statements of Operations and Comprehensive Income upon disposal.

k)Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Company from the leasing company, are charged to the Consolidated Statements of Operations and Comprehensive Income on a straight-line basis over the lease periods. Leases that qualify as capital leases are recorded at the lower of the fair value of the asset or the present value of the future minimum lease payments over the lease term generally using the Company’s incremental borrowing rate. Assets leased under capital leases are included in property, plant and equipment and generally are depreciated over the lease term. Lease payments under capital leases are recognized as a reduction of the capital lease obligation and interest expense.

For a sale-leaseback transaction, an analysis is performed to determine if the Company can record a sale and remove the assets from the balance sheet and recognize the lease; and if so, to determine whether to record the lease as either an operating or capital lease. If the Company has continued involvement beyond a normal lease, the lease is accounted for as a capital lease transaction and the assets and related financing obligation are recognized on the balance sheet. The Company’s assets under the capital lease transaction were derecognized upon sale at the net book value and rebooked at the financed amount; and the differences between the net book value derecognized and the rebooked financed amount of the assets were deferred and amortized over the lease term.

Accordingly, the asset is depreciated over its estimated useful life in accordance with the Company’s policy.

When the assets transaction does not qualify as a sale-leaseback transaction, it will be treated as financing transactions.

If the sale-leaseback transaction involves assets other than real estate, those are evaluated to determine whether they are considered integral with real estate, in which case the sale-leaseback rules related to real estate are applied.

l)Business combination

Business combinations are accounted for under the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the fair value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the fair value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquire is less than the fair value of the net assets of the entity acquired, the difference, a bargain purchase, is recognized as a gain directly in the Statements of Operations and Comprehensive Income upon obtaining control. In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed, including non-controlling interests if applicable, is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

m)Intangible asset, net

Intangible assets primarily represent technical know-how, purchased accounting and operational software, and customer relationships acquired through business combinations.

Technical know-how, contributed by one of the Company’s shareholders upon formation of JA Hebei, is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of eight years.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Customer relationship is recorded at fair value at the acquisition date less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful life of five years.

Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.

n)Impairment of long-lived assets

The Company evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized.

o)Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax position is accounted for in accordance with ASC 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the Consolidated Statements of Operations and Comprehensive Income. In the years ended December 31, 2015, 2016 and 2017, the Company did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

p)Revenue recognition

(i)Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)

The Company recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Company sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.

The Company’s considerations for recognizing revenue are based on the following:

•

Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Company that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Company does provide a warranty on its solar module products.

•

For EX Works (“EXW”) terms, which mean that a seller has the goods ready for collection at its premises (works, factory, warehouse, plant), the contract specifies that the risks are assumed by the customer when the customer picks up the goods from the Company’s warehouses, at which time revenue is recognized. For FOB shipping point terms, the contract specifies that the customer takes title to the goods and is responsible for all risks and rewards of ownership once products are over shipping rail at the named loading port from the Company’s premises, at which time revenue is recognized. For CIF terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk/rewards of ownership of the goods is passed to the buyer according to each of the contract term, which is defined in each contract. For Delivered Duty Paid (“DDP”) terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination as well as the import duty, and the title to and risk/rewards of ownership of the goods is passed to the buyer once the goods are delivered and the import duty is paid. The point of delivery could be at the port of shipping, or it could also be when the goods arrive at the named port of destination. When title to the goods transfers at the port of shipping, the beneficiary of the insurance is the buyer and the Company has no obligations to the buyer if goods are damaged during shipping. Revenue is therefore, recognized when the title to and risk/rewards of ownership of the goods is passed to the buyer which is at port of shipping or port of destination, depending on the terms of the contract.

•	The Company’s price to the customer is fixed and determinable as specifically outlined in the sales contract.

•

For customers to whom credit terms are extended, the Company assesses a number of factors to determine whether collection from the customers is reasonably assured, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Company determines that collection is not reasonably assured, including cases where the customers retain a portion of the full contract price as retainage after a specific period, it defers the recognition of revenue until such criterion is met, which is generally upon receipt of payment.

(ii)Revenue recognition for solar products processing

The Company provides solar products processing services to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Company purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Company records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer.

(iii)Revenue recognition for electricity generation

The Company recognizes electricity generation revenue when persuasive evidence of a power purchase arrangement with the power grid company exists, electricity has been generated and transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured. The price of electricity includes a portion that is subsidized by the Chinese central government. Subsidized portion of electricity generation revenue is recognized after the Company meets the subsidy criterion, which includes electricity sales agreement with state grid, electricity generation and government approval of the Company’s application of the subsidy.

q)Cost of revenue

Cost of revenue — solar products

Cost of revenue for solar products includes production related direct labor, direct material cost, depreciation and amortization, indirect costs, shipping (freight in) and handling costs for products sold, inventory obsolescence and lower of cost or market charge, capacity underutilization charges and warranty cost.

Cost of revenue - solar products processing

Cost of revenue for solar products processing includes direct labor, depreciation and amortization, indirect costs, and shipping and handling costs.

Cost of revenue — electricity generation

Cost of electricity generation revenue includes depreciation of solar power project assets and costs associated with operation and maintenance of the power plants came into use.

r)Project assets

The Company develops commercial solar power projects (“project assets”) for use upon their completion to generate electricity for sale. Project assets consist primarily of direct costs relating to solar power projects in various stages of development. A project asset is initially recorded at the actual cost. For a self-developed project asset that is initially obtained by application of feed-in-tariff (“FIT”) contract and other required permits, consents, the actual cost capitalized is the amount of the expenditure incurred for the application of those contracts, permits, consents, material and labor costs, cost of lands, capitalized interest and other similar direct costs. For a project asset acquired from external parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition cost. Modules cost, equipment cost and development and others incurred in the project development process will build up the cost of project assets.

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Project assets completed and connected to the grid
Power station cost	2,371,978	3,049,648
Less: Accumulated depreciation	(100,542)	(223,229)

Subtotal	2,271,436	2,826,419

Project assets in-process
Modules cost	30,982	26,826
Equipment, development and other cost	36,230	92,368

Subtotal	67,212	119,194

Project assets, net	2,338,648	2,945,613

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, marketing price or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. The Company impaired project assets with the amount of RMB 8,073 and RMB 3,043 for the years ended December 31, 2016 and 2017, respectively, as a result of the Company’s decision to suspend the construction of these projects.

Costs capitalized in the construction of solar power plants under development will be transferred to solar power plants upon completion and when they are ready for its intended use, which is at the point when the solar power plant is connected to grids and begins to generate electricity. Depreciation of the completed solar power plant commences once the solar power plant is ready for its intended use. Depreciation will be computed using the straight-line method over the expected life of about 20 years (shorter of land use right or the estimated useful life of module used in project assets). RMB 2,371,978 and RMB 3,049,648 of project assets had been completed and connected to the grid as of the years ended December 31, 2016 and 2017, respectively. Depreciation expenses of project assets were RMB 25,685, RMB 74,857 and RMB 122,687 for the years ended December 31, 2015, 2016 and 2017.

As of December 31, 2016, project assets with net book value of RMB 574,014 were pledged as collateral for the Company’s borrowings of RMB 546,000 from Industrial and Commercial Bank of China; project assets with net book value of RMB 894 were pledged as collateral for the Company’s borrowings of RMB 14,277 from 77 Bank; project assets with net book value of RMB 194,919 were pledged as collateral for the Company’s borrowings of RMB 250,500 from Industrial and Commercial Bank of China. As of December 31, 2017, project assets with net book value of RMB 544,919 were pledged as collateral for the Company’s borrowings of RMB 504,000 from Industrial and Commercial Bank of China; project assets with net book value of RMB 6,895 were pledged as collateral for the Company’s borrowings of RMB 12,542 from 77 Bank; project assets with net book value of RMB 232,603 were pledged as collateral for the Company’s borrowings of RMB 235,500 from Industrial and Commercial Bank of China. Project assets with net book value of RMB 351,070 were pledged as collateral for the Company’s long-term bank borrowing of RMB 232,860 and short-term bank borrowing of RMB 7,140 from China Merchants Bank.

For the year ended December 31, 2016, the Company sold certain modules and equipment (“leased group”) with carrying amount of RMB 374,907 to a third party (the “purchaser-lessor”) for cash consideration of RMB 481,252 and simultaneously entered into a three-year or ten-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor lease payment over 3 or 10 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease (Refer to Note 16 Other long-term liabilities).

For the year ended December 31, 2017, the Company sold certain modules and equipment (“leased group”) with carrying amount of RMB 445,166 to a third party (the “purchaser-lessor”) for cash consideration of RMB 776,763 and simultaneously entered into a three-year or ten-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor lease payment over 3 or 10 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease (Refer to Note 16 Other long-term liabilities).

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and build up by seller-lessee with expected useful life of 25 years, and are continuingly maintained by seller-lessee. Seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, seller-lessee will keep using the assets and has no plans to sell or early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the project assets and continue to be depreciated.

For the years ended December 31, 2015, 2016 and 2017, total interest capitalized was RMB 4,837, RMB 7,549 and RMB nil, respectively.

s)Share based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.

The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

t)Research and development

Research and development costs are expensed when incurred.

u)Advertising expenses

Advertising expenses are expensed when incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements.

v)Warranty cost

Solar modules produced by the Company are typically sold with a 10-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum electricity generation capacity at the time of delivery. The Company therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Company accrues 1.0% of its net revenues attributable to module sales as warranty costs at the time revenues are recognized and include that amount in its cost of revenues. Liabilities arising from special customer claims other than product replacement or repair are accrued separately and charged into cost of revenues instead of utilizing warranty reserves. Due to limited warranty claim history, the Company accrues the estimated costs of warranties based on its own history, industry data and an assessment of its competitors’ accrual history. Through the Company’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Company believes that accruing 1.0% of its net revenues attributable to module sales as warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Company in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Company conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Company will prospectively revise its accrual rate.

w)Foreign currencies translation

The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations and Comprehensive Income as a separate line item after income from operations.

For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into RMB, its reporting currency, using exchange rates in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and income and expense items are translated using average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulative other comprehensive income, net of tax, in the Consolidated Statements of Operations and Comprehensive Income.

x)Segment reporting

The Company has adopted ASC 280, Segment Reporting, for its segment reporting. The Company’s chief decision-maker (“CODM”), which is identified as the Chief Executive Officer, reviews operating results to make decision about allocating resources and assessing performance by segment. The Company operates and manages its business by two segments.

The Company’s first segment is the design, development, and manufacture of PV products (“manufacturing segment”).

The Company’s second segment is the downstream solar projects (“solar projects segment”), through which the Company connects solar projects to the grid and get the revenue from electricity generation.

y)Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

z)Earnings per share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Under the two-class method, net income is allocated between ordinary shares and other participating securities (i.e. warrants) based on their participating rights. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and RSUs (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

aa) Other comprehensive income/(loss)

The Company has adopted ASC 220, Comprehensive Income. ASC 220 defines other comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.

ab) Share repurchase

When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retained earnings/(accumulated deficit).

ac) Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), a new standard on revenue which will supersede the revenue recognition requirements in ASC 605. In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” which delays the effective date of ASU 2014-09 by one year. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” which clarifies the implementation guidance on principal versus agent considerations. Further, in 2016, the FASB issued five amendments to the new standard. The new standard, as amended, sets forth a single comprehensive model for recognizing and reporting revenues. The new guidance requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance requires the Company to apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation. The standard also requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenues and cash flows relating to customer contracts. The standard is effective for public companies for fiscal years, and interim periods within those years, beginning on or after December 31, 2017. Early adoption is permitted but not before periods beginning on or after January 1, 2017. The Company expects to adopt the standard starting January 1, 2018. The standard allows for two methods of adoption: the full retrospective adoption, which requires the standard to be applied to each prior period presented, or the modified retrospective adoption, which requires the cumulative effect of adoption to be recognized as an adjustment to opening retained earnings in the period of adoption. The Company anticipates adopting the standard using the modified retrospective method.

The Company has identified and evaluated all of its contracts with customers, and compared the requirements of the new standard with its current accounting policies. This includes an analysis of, among other things: the timing of revenue recognition, the allocation of value for performance obligations that might be bundled within contractual arrangements, and the method of recording revenue on a gross vs. net basis. Further, the Company has also evaluated whether any revenue-related costs for commissions, customer acquisition or similar costs would be affected by the new standard. After performing this analysis, the Company expects the impact of adopting this pronouncement not to be material to the consolidated financial statements.

In July 2015, the FASB issued ASU 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory” which applies to inventory that is measured using first-in, first-out (“FIFO”) or average cost. Under the updated guidance, an entity should measure inventory that is within scope at the lower of cost and net realizable value, which is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory that is measured using last-in, first-out (“LIFO”). This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Company has adopted the standard in 2017 and the impact of adopting this pronouncement was not material to the consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”. This ASU amends existing guidance to require that deferred income tax liabilities and assets be classified as noncurrent in a classified balance sheet, and eliminates the prior guidance which required an entity to separate deferred tax liabilities and assets into a current amount and a noncurrent amount in a classified balance sheet. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted as of the beginning of an interim or annual period. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company has adopted ASU 2015-17 in 2017 using the prospective method and all deferred taxes have been classified as noncurrent in the balance sheet as of December 31, 2017.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10)-Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU 2016-01 changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also changes certain disclosure requirements and other aspects of current U.S. GAAP.  Further, in March 2018, the FASB issued ASU 2018-03 “Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which provides further guidance on adjustments for observable transaction for equity securities without a readily determinable fair value and clarification on fair value option for liabilities instruments. ASU 2016-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and certain provisions of the guidance may be early adopted. The Company does not expect the adoption of ASU 2016-01 and 2018-03 to have a significant impact on the consolidated financial statements and associated disclosures.

In February 2016, the FASB issued an ASU 2016-02, “Leases (Topic 842).” The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. All leases create an asset and a liability for the lessee in accordance with FASB Concepts Statement No. 6, Elements of Financial Statements, and, therefore, recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases. This ASU is effective for annual and interim periods beginning after December 15, 2018. Early adoption is permitted. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. The Company is currently evaluating the impact the pronouncement will have on the consolidated financial statements and associated disclosures.

In March 2016, the FASB issued an ASU 2016-07, “Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting,” which eliminates the requirement to retrospectively apply the equity method in previous periods. Instead, the investor must apply the equity method prospectively from the date the investment qualifies for the equity method. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Company has adopted the standard in 2017 and the impact of adopting this pronouncement was not material to the consolidated financial statements given the Company’s investments.

In March 2016, the FASB issued an ASU 2016-09 “Improvements to Employee Share-based Payment Accounting”, which amends ASC Topic 718, Compensation — Stock Compensation. The areas for simplification in this Update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in this Update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company has adopted the standard in 2017 and the impact of adopting this pronouncement was not material to the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), to provide financial statement users with more useful information about expected credit losses. ASU 2016-13 also changes how entities measure credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years and interim periods within those years beginning after December 15, 2019, and early adoption is permitted for periods beginning after December 15, 2018. The Company is currently evaluating the impact ASU 2016-13 will have on the consolidated financial statements and associated disclosures.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments (Topic 230).” This ASU is intended to reduce diversity in practice in how eight particular transactions are classified in the statement of cash flows. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted, provided that all of the amendments are adopted in the same period. The Company will be required to apply the guidance retrospectively. If it is impracticable to apply the guidance retrospectively for an issue, the amendments related to that issue would be applied prospectively. As the likelihood of the Company experiencing one or more of the eight particular specified transactions is low, ASU 2016-15 is not expected to have a material impact on the Company’s consolidated financial statements.

In October 2016, the FASB issued Accounting Standards Update No. 2016-16 (ASU 2016-16), “Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory”. The new guidance requires that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to an outside party. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period (as of the first interim period if an entity issues interim financial statements). The new guidance requires adoption on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company does not expect the adoption of ASU 2016-16 to have a significant impact on the consolidated financial statements and associated disclosures.

In November 2016, the FASB issued ASU 2016-18, “Restricted Cash (Topic 230).” The amendments in this Update are an improvement to GAAP by providing guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows, thereby reducing the diversity in practice described above. ASU No. 2016-18 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect that the adoption will have a material impact on its consolidated financial statements. For the year ended December 31, 2017, the increase of restricted cash with the amount of RMB 169,491 is included in investing activities of the statements of cash flows.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” (“ASU 2017-01”), which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard introduces a screen for determining when assets acquired are not a business and clarifies that a business must include, at a minimum, an input and a substantive process that contribute to an output to be considered a business. The ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company will adopt ASU 2017-01 in the Q1 2018 and the adoption is not expected to have a material impact on the Company’s consolidated financial statements.